INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES
	December 31,
	2013	2012

Raw materials	$9,845	$12,552
Work in process	1,299	2,250
Finished products	23,563	22,060

	$34,707	$36,862